Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of trade and other payables

	Consolidated
	December 2023	June 2023
	$	$
Trade payables	1,038,128	857,312
Accrued and other payables	4,948,549	3,471,637

	5,986,677	4,328,949